SHARE BASED COMPENSATION (2006 Share Incentive Plan, Information Relating to Shares Outstanding) (Details) (2006 Share Incentive Plan [Member], Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2012 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of shares	967,274
Exercisable, Number of shares	0
US$15.275 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price	$ 15.275
Weighted-average grant date fair value of ordinary shares	$ 15.275
Outstanding, Number of shares	40,000
Outstanding, Weighted-average remaining contractual life (years)	4.12
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (years)	0
US$15.340 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price	$ 15.340
Weighted-average grant date fair value of ordinary shares	$ 15.340
Outstanding, Number of shares	6,000
Outstanding, Weighted-average remaining contractual life (years)	4.16
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (years)	0
US$13.430 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price	$ 13.430
Weighted-average grant date fair value of ordinary shares	$ 13.430
Outstanding, Number of shares	821,350
Outstanding, Weighted-average remaining contractual life (years)	4.19
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (years)	0
US$12.780 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price	$ 12.780
Weighted-average grant date fair value of ordinary shares	$ 12.780
Outstanding, Number of shares	99,924
Outstanding, Weighted-average remaining contractual life (years)	4.88
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (years)	0